Document and Entity Information	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity File Number	1-6961
Entity Registrant Name	TEGNA INC.
Entity Central Index Key	0000039899
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-0442930
Entity Address, Address Line One	8350 Broad Street, Suite 2000
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151
City Area Code	703
Local Phone Number	873-6600
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	TGNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false